Taxes - Income tax - Current tax by geographical area or by tax group (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current tax	€ (1,093)	€ (1,112)	€ (859)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax	(559)	(595)	(391)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax	(294)	(258)	(255)
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax	(66)	(66)	(57)
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax	(84)	(65)	(46)
Other subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax	€ (89)	€ (128)	€ (110)